Note 4 - Investment In Associate - Summary of Rio Grande Statements (Details) - CAD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 17, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Cash	$ 5,005,346		$ 6,342,205	$ 5,005,346
Long-term exploration assets	21,324,785		30,653,428	21,324,785
Short-term accounts payable and accrued liabilities	(306,118)		(1,180,515)	(306,118)
Long term derivative liability	(152,765)		(1,052,094)	(152,765)
Loss and comprehensive loss for the year			$ (6,898,108)	(3,615,375)	$ (4,472,170)
Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Cash	531,375			531,375
Other current assets	14,935			14,935
Long-term exploration assets	3,189,002			3,189,002
Short-term accounts payable and accrued liabilities	(717,444)			(717,444)
Royalty payable	(367,784)			(367,784)
Long-term tax penalty payable	(207,350)			(207,350)
Long-term notes payable	(1,197,450)			(1,197,450)
Long term derivative liability	(5,647)			(5,647)
Net assets	1,239,637			$ 1,239,637
Loss from operations	(530,140)	$ (220,302)
Loss and comprehensive loss for the year	$ (530,140)	$ (220,302)